DECONSOLIDATION OF GOLAR PARTNERS - Guarantees (Details) (USD $)			0 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 13, 2012 Golar LNG Partners		Dec. 31, 2012 Golar LNG Partners	Dec. 31, 2012 Golar LNG Partners Administrative expense	Dec. 31, 2012 Golar LNG Partners Debt guarantees	Dec. 31, 2012 Golar LNG Partners Golar Grand Option	Dec. 31, 2012 Golar LNG Partners Methane Princess tax lease indemnity
Deconsolidation:
Guarantees issued to Golar Partners	$ 23,265,000	$ 0			$ 23,265,000		$ 4,548,000	$ 7,217,000	$ 11,500,000
Accumulated other comprehensive loss			(8,989,000)	[1]
Deconsolidation expense						400,000
Deferred income tax benefit			$ (44,449,000)	[2]

[1]	Golar Partners' accumulated other comprehensive incomeThe accumulated other comprehensive loss of $9.0 million in relation to Golar Partners was released to the consolidated statement of operations on deconsolidation.
[2]	Deferred tax benefits on intra-group transfers of long-term assetsThe release of the deferred tax benefits on intra-group transfers of long-term assets amounting to $44.4 million relates to vessels owned by Golar Partners; the Golar Freeze, the Golar Spirit and the NR Satu which upon the deconsolidation of Golar Partners was released and recognized as part of the gain on loss of control (see note 29).